Lease	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASE

11. LEASE

Effective on July 1, 2021, the Group adopted Topic 842. At the inception of a contract, the Group determines if the arrangement is, or contains, a lease. The leases of the Group mainly consisted of office leasing and factory leasing.

Supplemental balance sheet information related to operating lease was as follows:

	AS of June 30,
	2026	2025
	USD	USD
Right-of-use assets	851,652	1,120,202

Operating lease liabilities – current	425,663	354,123
Operating lease liabilities – non-current	478,818	838,982
Total operating lease liabilities	904,481	1,193,105

The components of lease expenses were as follows:

	For the years ended June 30,
	2026	2025	2024
	USD	USD	USD
Lease cost
Amortization of right-of-use assets	410,680	296,047	196,111
Interest of operating lease liabilities	38,745	41,248	27,051
Total lease cost	449,425	337,295	223,162

The weighted average remaining lease terms and discount rates for the operating lease as of June 30, 2026 were as follows:

Weighted average remaining lease term (years):	2.05
Weighted average discount rate:	3.66%

The following is a schedule of future minimum payments under the Group’s operating leases as of June 30:

Amount
USD
2027	451,655
2028	488,186
Total lease payments	939,841
Less: imputed interest	(35,360)
Present value of operating lease liabilities	904,481